Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	May. 31, 2013	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	May. 31, 2014
Related Party Transactions (Details) [Line Items]
Related Party, Beneficial Ownership, Threshold					5.00%	5.00%
Proceeds from Issuance of Common Stock (in Dollars)					$ 1,200,000	$ 338,000
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					33,333,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,913,333
Conversion of Stock, Shares Issued					56,266,153	45,795,900
Warrant [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					368,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.014
Series B Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Stock, Shares Converted					286,700	193,000
Series B Preferred Stock [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Stock, Shares Converted					56,266,153	44,288,136
Security Purchase Agreement with Green World Trust [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)	$ 118,000		$ 20,000
Security Purchase Agreement with Green World Trust [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	49,064,449		4,347,826
Security Purchase Agreement with Green World Trust [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,532,468		519,480
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.0154		$ 0.0154
Security Purchase Agreement with Jeffrey Sakaguchi [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)	$ 25,000
Security Purchase Agreement with Jeffrey Sakaguchi [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	10,395,010
Security Purchase Agreement with Jeffrey Sakaguchi [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	324,675
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.0154
Consulting Expense [Member]
Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party (in Dollars)					$ 158,900	$ 82,500
Summit Trading Limited [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Stock, Shares Converted		45,795,900
Summit Trading Limited [Member] | Unsecured Debt [Member]
Related Party Transactions (Details) [Line Items]
Short-term Debt, Percentage Bearing Fixed Interest Rate						8.00%
Notes Issued (in Dollars)						$ 100,000
Debt Conversion, Converted Instrument, Shares Issued						17,000,000
Summit Trading Limited [Member] | Series B Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		193,000
Conversion of Series B Preferred Stock Shares to Common Stock				144,500
Dividends, Preferred Stock (in Dollars)				$ 34,426
Conversion of Stock, Shares Issued				29,488,771
Sierra Trading Corp [Member] | Series B Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Conversion of Series B Preferred Stock Shares to Common Stock				142,200
Dividends, Preferred Stock (in Dollars)				$ 21,151
Conversion of Stock, Shares Issued				26,777,382
Advanced Materials Advisory, LLC [Member]
Related Party Transactions (Details) [Line Items]
Accounts Payable (in Dollars)					$ 113,489	$ 78,750